CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(Loss)/profit for the year	$ 5,000,000	$ 2,000,000		$ (10,000,000)
Foreign currency translation adjustments:
Arising in the year	(34,000,000)		$ (47,000,000)
Foreign currency translation adjustments	(34,000,000)		(47,000,000)
Effective portion of changes in fair value of cash flow hedges
New fair value adjustments into reserve	(20,000,000)	14,000,000	(36,000,000)	7,000,000
Movement out of reserve to income statement	15,000,000	1,000,000	25,000,000	(1,000,000)
Movement in deferred tax	(1,000,000)	(1,000,000)		(1,000,000)
Effective portion of changes in fair value of cash flow hedges	(6,000,000)	14,000,000	(11,000,000)	5,000,000
(Loss)/gain recognized on cost of hedging
New fair value adjustments into reserve	(1,000,000)		(1,000,000)
Other Comprehensive Income Net Of Tax, Gain or Loss Recognized on Cost of Hedging	(1,000,000)		(1,000,000)
Items that will not be reclassified to income statement
Remeasurement of employee benefit obligations	1,000,000	4,000,000	8,000,000	9,000,000
Deferred tax movement on re-measurement of employee benefit obligation.		(2,000,000)	(2,000,000)	(3,000,000)
Total other comprehensive (expense)/income for the year	1,000,000	2,000,000	6,000,000	6,000,000
Total other comprehensive income/(expense) for the year	(40,000,000)	16,000,000	(53,000,000)	11,000,000
Total comprehensive income/(expense) for the year	(35,000,000)	18,000,000	(53,000,000)	1,000,000
Attributable to:
Equity holders	(36,000,000)	$ 18,000,000	(54,000,000)	$ 1,000,000
Non-controlling interests	$ 1,000,000		$ 1,000,000